Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.66%
Australia–13.98%
Aurizon Holdings Ltd.	263,747	$1,051,424
Beach Energy Ltd.	146,634	252,266
BHP Group Ltd.	44,616	1,104,582
Coca-Cola Amatil Ltd.	93,181	670,503
Fortescue Metals Group Ltd.	211,271	1,267,079
JB Hi-Fi Ltd.	24,097	553,590
Magellan Financial Group Ltd.	17,331	602,478
Metcash Ltd.	136,324	275,343
Newcrest Mining Ltd.	32,907	767,209
Qantas Airways Ltd.	289,205	1,229,791
Regis Resources Ltd.	72,780	238,837
Rio Tinto Ltd.	18,908	1,189,183
Rio Tinto plc	4,109	213,430
Telstra Corp. Ltd.	461,702	1,095,284
Woolworths Group Ltd.	48,556	1,223,341
		11,734,340
Canada–18.06%
B2Gold Corp.(a)	298,279	970,361
BCE, Inc.	7,142	345,442
BRP, Inc.	31,458	1,224,033
Capital Power Corp.	40,611	940,443
Centerra Gold, Inc.(a)	35,581	302,405
CGI, Inc., Class A(a)	15,961	1,262,086
Emera, Inc.	26,658	1,170,268
Empire Co. Ltd., Class A	47,836	1,295,148
Gibson Energy, Inc.	14,327	246,020
Gildan Activewear, Inc.	33,917	1,203,742
Hydro One Ltd.(b)	52,472	969,951
Kirkland Lake Gold Ltd.	28,306	1,268,039
Northland Power, Inc.	22,426	430,289
Quebecor, Inc., Class B	51,323	1,165,261
TFI International, Inc.	38,711	1,185,129
Thomson Reuters Corp.	17,767	1,187,506
		15,166,123
Denmark–1.28%
Carlsberg A/S, Class B	7,279	1,076,984
France–1.49%
Peugeot S.A.	50,183	1,253,366
Germany–1.94%
Fielmann AG	4,368	321,505
Merck KGaA	11,568	1,303,522
		1,625,027
Hong Kong–3.59%
CK Asset Holdings Ltd.	137,000	932,911
Shares		Value
Hong Kong–(continued)
HKT Trust & HKT Ltd.	124,000	$197,152
Kerry Properties Ltd.	207,500	642,166
NWS Holdings Ltd.	539,000	835,625
Swire Pacific Ltd., Class A	44,000	410,038
		3,017,892
Israel–0.16%
Teva Pharmaceutical Industries Ltd.(a)	19,784	137,140
Italy–1.86%
Azimut Holding S.p.A.	53,732	1,009,546
Enel S.p.A.	73,372	548,227
		1,557,773
Japan–5.25%
Dai Nippon Printing Co., Ltd.	28,500	740,740
Japan Post Holdings Co. Ltd.	46,900	433,122
Konica Minolta, Inc.	69,300	484,584
Mitsui & Co., Ltd.	79,000	1,298,058
Sekisui House Ltd.	52,500	1,036,223
Toppan Printing Co. Ltd.	23,200	412,996
		4,405,723
Jordan–1.22%
Hikma Pharmaceuticals PLC	37,846	1,023,530
Netherlands–1.53%
Wolters Kluwer N.V.	17,638	1,288,221
New Zealand–1.14%
Contact Energy Ltd.	179,123	956,128
Puerto Rico–1.35%
Popular, Inc.	20,999	1,135,626
Russia–0.84%
Evraz PLC	121,836	701,057
Singapore–0.48%
ComfortDelGro Corp. Ltd.	233,800	406,615
Sweden–4.12%
Hennes & Mauritz AB, Class B	62,502	1,212,954
ICA Gruppen AB	19,407	896,763
Loomis AB, Class B	38,461	1,351,548
		3,461,265
Switzerland–1.36%
Roche Holding AG	3,917	1,142,296
United Kingdom–9.73%
Auto Trader Group PLC(b)	140,430	880,442
Barratt Developments PLC	112,920	899,961

See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Shares		Value
United Kingdom–(continued)
Bovis Homes Group PLC	63,246	$866,282
Dialog Semiconductor PLC(a)	26,802	1,269,776
Drax Group PLC	58,676	199,391
GlaxoSmithKline PLC	24,317	520,520
Greggs PLC	14,120	362,962
Imperial Brands PLC	7,923	177,982
Next PLC	18,525	1,409,057
Persimmon PLC	34,871	930,733
Tate & Lyle PLC	72,131	653,141
		8,170,247
United States–26.28%
AbbVie, Inc.	14,414	1,091,428
Amgen, Inc.	5,385	1,042,051
Biogen, Inc.(a)	4,716	1,097,979
Brinker International, Inc.	27,630	1,178,972
CoreCivic, Inc.	22,574	390,079
DENTSPLY SIRONA, Inc.	20,538	1,094,881
EastGroup Properties, Inc.	3,119	389,937
eBay, Inc.	29,766	1,160,279
Entergy Corp.	11,988	1,406,912
Essex Property Trust, Inc.	3,434	1,121,716
FirstEnergy Corp.	28,378	1,368,671
Ford Motor Co.	110,294	1,010,293
Gaming and Leisure Properties, Inc.	32,603	1,246,739
Shares		Value
United States–(continued)
Gilead Sciences, Inc.	17,456	$1,106,361
Macquarie Infrastructure Corp.	23,363	922,138
McKesson Corp.	5,494	750,810
Navient Corp.	69,118	884,710
Outfront Media, Inc.	32,119	892,266
Retail Properties of America, Inc., Class A	53,719	661,818
Starbucks Corp.	12,637	1,117,363
TEGNA, Inc.	65,535	1,017,759
Xerox Holdings Corp.	37,238	1,113,789
		22,066,951
Total Common Stocks & Other Equity Interests (Cost $77,500,294)		80,326,304
Money Market Funds–3.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	914,566	914,566
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	653,324	653,520
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	1,045,219	1,045,219
Total Money Market Funds (Cost $2,613,339)		2,613,305
TOTAL INVESTMENTS IN SECURITIES—98.77% (Cost $80,113,633)		82,939,609
OTHER ASSETS LESS LIABILITIES–1.23%		1,029,801
NET ASSETS–100.00%		$83,969,410
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $1,850,393, which represented 2.20% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	11	December-2019	$1,638,175	$(16,198)	$(16,198)
EURO STOXX 50 Index	11	December-2019	426,225	6,193	6,193
FTSE 100 Index	2	December-2019	181,568	2,828	2,828
Tokyo Stock Price Index	2	December-2019	293,734	9,249	9,249
Total Futures Contracts				$2,072	$2,072

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/18/2019	State Street Bank and Trust Co.	AUD	16,410,000	USD	11,271,208	$188,917
10/18/2019	State Street Bank and Trust Co.	CAD	19,480,000	USD	14,791,529	83,842
10/18/2019	State Street Bank and Trust Co.	CHF	1,050,000	USD	1,063,247	9,733
10/18/2019	State Street Bank and Trust Co.	DKK	7,000,000	USD	1,039,062	15,858
10/18/2019	State Street Bank and Trust Co.	EUR	6,430,000	USD	7,119,425	102,580
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/18/2019	State Street Bank and Trust Co.	GBP	6,690,000	USD	8,257,132	$26,053
10/18/2019	State Street Bank and Trust Co.	JPY	468,000,000	USD	4,367,458	34,629
10/18/2019	State Street Bank and Trust Co.	NZD	1,525,000	USD	980,644	25,346
10/18/2019	State Street Bank and Trust Co.	SEK	32,000,000	USD	3,305,962	51,869
10/18/2019	State Street Bank and Trust Co.	SGD	1,200,000	USD	870,319	1,959
10/18/2019	State Street Bank and Trust Co.	USD	94,432	HKD	740,000	7
Subtotal—Appreciation						540,793
Currency Risk
10/18/2019	State Street Bank and Trust Co.	HKD	24,650,000	USD	3,144,387	(1,462)
10/18/2019	State Street Bank and Trust Co.	USD	236,163	HKD	1,850,000	(64)
10/18/2019	State Street Bank and Trust Co.	USD	63,171	NZD	100,000	(528)
10/18/2019	State Street Bank and Trust Co.	USD	458,781	SGD	631,316	(1,940)
Subtotal—Depreciation						(3,994)
Total Forward Foreign Currency Contracts						$536,799

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,734,340	$—	$11,734,340
Canada	15,166,123	—	—	15,166,123
Denmark	—	1,076,984	—	1,076,984
France	—	1,253,366	—	1,253,366
Germany	—	1,625,027	—	1,625,027
Hong Kong	—	3,017,892	—	3,017,892
Israel	—	137,140	—	137,140
Italy	—	1,557,773	—	1,557,773
Japan	—	4,405,723	—	4,405,723
Jordan	—	1,023,530	—	1,023,530
Netherlands	—	1,288,221	—	1,288,221
New Zealand	—	956,128	—	956,128
Puerto Rico	1,135,626	—	—	1,135,626
Russia	—	701,057	—	701,057
Singapore	—	406,615	—	406,615
Sweden	—	3,461,265	—	3,461,265
Switzerland	—	1,142,296	—	1,142,296
United Kingdom	—	8,170,247	—	8,170,247
United States	22,066,951	—	—	22,066,951
Money Market Funds	2,613,305	—	—	2,613,305
Total Investments in Securities	40,982,005	41,957,604	—	82,939,609
Other Investments - Assets*
Forward Foreign Currency Contracts	—	540,793	—	540,793
Futures Contracts	18,270	—	—	18,270
	18,270	540,793	—	559,063
Invesco Global Low Volatility Equity Yield Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(3,994)	$—	$(3,994)
Futures Contracts	(16,198)	—	—	(16,198)
	(16,198)	(3,994)	—	(20,192)
Total Other Investments	2,072	536,799	—	538,871
Total Investments	$40,984,077	$42,494,403	$—	$83,478,480

*	Unrealized appreciation (depreciation).
Invesco Global Low Volatility Equity Yield Fund